Total
FPA Queens Road Value Fund
FPA Queens Road Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Queens Road Value Fund Queens Road Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FPA Queens Road Value Fund Queens Road Value Fund
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.96%	[1]
Total Annual Fund Operating Expenses	1.91%
Fee Waiver and Reimbursement	(1.26%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	0.65%
[1]	Restated to reflect current expenses. The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, until October 31, 2023. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, upon written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
FPA Queens Road Value Fund | Queens Road Value Fund | USD ($)	66	204	636	1,837

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. Investments will be made based on their potential for capital growth without limitation on issuer capitalization.

The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

Equity risk

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Issuer-specific changes

The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Market and geopolitical risk

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

Portfolio strategy

The sub-adviser’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective.

Small and medium cap securities

The prices of securities of small and medium capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small and medium size companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

Stock market volatility

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Value investing

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time.

Who May Want to Invest in the Fund?

The FPA Queens Road Value Fund is designed for investors who:

●                 seek an aggressive stock fund with the long-term goal of growth of capital

●                 seek a fund to complement a portfolio of more conservative investments

●                 are willing to accept significant changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

●                 want to avoid high volatility or possible losses

●                 want an investment that pursues market trends or focuses on particular sectors or industries

●                 are pursuing a short term goal or investing emergency reserve money

●                 are seeking regular income or preservation of capital

Performance

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund’s website at www.fpa.com/funds or call (800) 982-4372.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	Ended March 31, 2013	12.72%
Worst Quarter:	Ended December 31, 2018	-9.89%
The total return for Fund shares from January 1, 2020 to September 30, 2020 was -5.07%.
Performance Table Average Annual Total Returns
Average Annual Returns - FPA Queens Road Value Fund	1 Year	5 Years	10 Years
Queens Road Value Fund	23.91%	9.24%	10.67%
After Taxes on Distributions | Queens Road Value Fund	22.94%	8.10%	9.89%
After Taxes on Distributions and Sale of Fund Shares | Queens Road Value Fund	14.85%	7.12%	8.70%
Benchmark: Russell 2000 Value Index	31.95%	9.52%	12.16%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).